Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following as of September 30, 2021 and December 31, 2020, respectively (in thousands):

	September 30, 2021	December 31, 2020
Machinery & equipment	$37,695	$25,214
Furniture & fixtures	930	812
Property and leasehold Improvements	6,556	2,838
Construction in progress	2,656	576

	47,837	29,440
Accumulated depreciation and amortization	(6,806)	(3,054)

Total	$41,031	$26,386

Property and equipment consist of the following as of December 31, 2020 and 2019, respectively (in thousands):

	December 31, 2020	December 31, 2019
Machinery & equipment	$25,214	$10,600
Furniture & fixtures	812	397
Property and leasehold Improvements	2,838	720
Construction in progress	576	256

	$29,440	11,973
Accumulated depreciation and amortization	(3,054)	(1,164)

Total	$26,386	$10,809